Equity - Treasury Stock - Tabular Disclosure - Value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity
Balance at beginning of the year	€ (6,720,055)	€ (6,845,768)
Balance at end of the year	(7,317,098)	(6,720,055)
Treasury stock
Equity
Balance at beginning of the year	43,734	49,584
Balance at end of the year	164,189	43,734
Treasury stock | Class A, Ordinary shares
Equity
Acquisition of shares	89,959
Balance at end of the year	89,959
Treasury stock | Class B, Preference shares
Equity
Balance at beginning of the year	43,734	49,584
Disposal of shares	(5,248)	(5,850)
Acquisition of shares	35,744
Balance at end of the year	€ 74,230	€ 43,734